INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 14, 2015	Apr. 17, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2018	Jan. 01, 2017
Israeli corporate tax rate			25.00%	26.50%	26.50%
Israeli corporate tax rate for next fiscal year			25.00%
Tax payment withheld			$ 20	$ 390	$ 360
U.S. income state and local taxes rate (as a percent)			34.00%
Milestone payments received	$ 7,800	$ 400	$ 400	$ 7,800	$ 7,200
Israel [Member]
Net operating loss carryforward			195,362
Reduced Corporate income tax rate						23.00%	24.00%
United States [Member]
Net operating loss carryforward			$ 10,972
United States [Member] | Minimum [Member]
Year of expiration of operating loss carryforward			Dec. 31, 2020
United States [Member] | Maximum [Member]
Year of expiration of operating loss carryforward			Dec. 31, 2032